Income Taxes - Significant Portions of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gross deferred tax assets:
Net operating loss carryforwards	$ 591,244	$ 591,619
Deferred subscriber income	113,103	72,389
Interest expense limitation	56,381	0
Accrued expenses and allowances	18,766	17,633
Purchased intangibles and deferred financing costs	17,788	15,191
Inventory reserves	4,688	6,662
Property and equipment	0	1,176
Research and development credits	41	41
Valuation allowance	(467,705)	(304,509)
Deferred tax assets, net of valuation allowance	334,306	400,202
Gross deferred tax liabilities:
Deferred capitalized contract costs	(332,547)	(408,610)
Property and equipment	(2,242)	0
Prepaid expenses	(613)	(633)
Deferred tax liabilities, net	(335,402)	(409,243)
Net deferred tax liabilities	$ (1,096)	$ (9,041)